Fees Summary	Aug. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 41,764,674.18
Previously Paid Amount	0.00
Total Fee Amount	5,767.71
Total Offset Amount	0.00
Net Fee	$ 5,767.71
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A